Digital Currencies - Schedule of continuity of digital currencies (Details)	12 Months Ended
	Mar. 31, 2023 USD ($) Coins	Mar. 31, 2022 USD ($) Coins
Disclosure Of Holdings Of Digital Currencies [Line Items]
Opening balance, digital currency	$ 170,000,412
Digital currency sold	(139,298,875)	$ (110,127,728)
Revaluation adjustment	(70,890,583)	24,579
Ending balance, digital currency	65,899,449	170,000,412
Bitcoin [Member]
Disclosure Of Holdings Of Digital Currencies [Line Items]
Opening balance, digital currency	117,669,390	18,858,987
Digital currency mined	77,482,265	109,289,154
Digital currency sold	(70,996,517)	(3,134,857)
Revaluation adjustment	(58,382,968)	(7,343,894)
Ending balance, digital currency	$ 65,772,170	$ 117,669,390
Digital currency, beginning balance | Coins	2,596	322
Digital currency mined | Coins	3,258	2,368
Digital currency sold | Coins	(3,522)	(94)
Revaluation adjustment | Coins	0	0
Digital currency, ending balance | Coins	2,332	2,596
Ethereum [Member]
Disclosure Of Holdings Of Digital Currencies [Line Items]
Opening balance, digital currency	$ 52,301,707	$ 38,640,733
Digital currency mined	28,424,318	97,854,252
Digital currency sold	(68,257,041)	(103,791,716)
Revaluation adjustment	(12,468,984)	19,598,438
Ending balance, digital currency	$ 0	$ 52,301,707
Digital currency, beginning balance | Coins	16,165	20,041
Digital currency mined | Coins	14,984	31,840
Digital currency sold | Coins	(31,149)	(35,716)
Revaluation adjustment | Coins	0	0
Digital currency, ending balance | Coins	0	16,165
Ethereum Classic [Member]
Disclosure Of Holdings Of Digital Currencies [Line Items]
Opening balance, digital currency	$ 29,315	$ 0
Digital currency mined	171,914	2,465,241
Digital assets received		751
Digital currency sold	(45,317)	(2,461,250)
Revaluation adjustment	(38,631)	24,573
Ending balance, digital currency	$ 117,281	$ 29,315
Digital currency, beginning balance | Coins	625	0
Digital currency mined | Coins	6,180	50,853
Digital assets received | Coins		0
Digital currency sold | Coins	(1,087)	(50,228)
Revaluation adjustment | Coins	0	0
Digital currency, ending balance | Coins	5,718	625